ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS - Schedule of Advance from Customers (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule Of Advance From Customers Abstract
Prepayments from customers	$ 1,125,528	$ 14,861,280